EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS
Plan assets	R$ 39,196	R$ 45,381
Total liabilities	1,861,439	1,470,444
Current	208	495
Non-current	1,861,231	1,469,949
Defined contribution pension plan
EMPLOYEE BENEFITS
Plan assets	39,196	45,381
Defined benefit pension plan
EMPLOYEE BENEFITS
Total liabilities	1,441,592	1,138,592
Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	362,944	298,989
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 56,903	R$ 32,863